SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative assets	$ 0	$ 0	$ 0	$ 0
Derivative liabilities		319,337	32,241	0
Fair Value, Inputs, Level 1 [Member]
Derivative assets	0	0	0	0
Derivative liabilities	1,864,200	319,337	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative assets	0	0	0	0
Derivative liabilities	0	0	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative assets	0	0	0	0
Derivative liabilities	$ 1,864,200	$ 319,337	$ 32,241	$ 0